Sales revenues (Tables)	12 Months Ended
Dec. 31, 2021
Sales Revenues
Summary of Sales Revenues

	2021	2020	2019
Diesel	24,236	13,924	23,007
Gasoline	11,910	6,313	9,810
Liquefied petroleum gas	4,491	3,383	4,159
Jet fuel	2,271	1,455	3,832
Naphtha	1,699	1,694	1,669
Fuel oil (including bunker fuel)	1,775	795	1,026
Other oil products	4,261	2,712	3,410
Subtotal oil products	50,643	30,276	46,913
Natural gas	5,884	3,649	5,929
Oil	671	48	-
Renewables and nitrogen products	40	59	245
Breakage	243	438	645
Electricity	2,902	1,109	1,322
Services, agency and others	808	755	940
Domestic market	61,191	36,334	55,994
Exports	21,491	15,945	18,085
Oil	14,942	11,720	13,180
Fuel oil (including bunker fuel)	5,480	3,525	3,321
Other oil products	1,069	700	1,584
Sales abroad (*)	1,284	1,404	2,510
Foreign market	22,775	17,349	20,595
Sales revenues (**)	83,966	53,683	76,589
(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**) Sales revenues by business segment are set out in note 8.

Summary of Remaining Performance Obligations

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	9,964	-	9,964
Diesel	20,531	-	20,531
Natural gas	11,809	11,768	23,577
Services and others	6,173	8,743	14,916
Naphtha	1,751	5,254	7,005
Electricity	624	2,163	2,787
Other oil products	25	-	25
Jet fuel	910	-	910
Foreign market		-
Exports	2,930	11,592	14,522
Total	54,717	39,520	94,237